Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Common Stock Warrants [Abstract]
Schedule of Classes of Warrants	Each warrant is exercisable into 1/75 of a share, but only whole shares of common stock can be issued.
	Exercise price	Expiration date	Number of shares underlying warrants
Public Warrants	$862.50	7/11/2030	126,500
Private Placement Warrants	$862.50	7/11/2030	97,966
Representative’s Warrants	$862.50	7/11/2030	7,590
HCW Warrants	$0.75	7/11/2030	1,766
			233,822

Schedule of Summarizes the Warrant Activity

The following table summarizes the warrant activity for the year ended December 31, 2025:

	Number of common stock warrants	Weighted average exercise price	Average remaining contractual term (Years)	Aggregate intrinsic value
Outstanding January 1, 2025	—	$—	—	—
Assumption of warrants as part of reverse recapitalization	17,404,250	862.50
Issuance of warrants	1,032,500	0.75
Exercise of warrants	(900,000)	0.75
Outstanding December 31, 2025	17,536,750	$855.99	4.50	—

Schedule of HCW Warrants

The fair value of the HCW Warrants was estimated using the following assumptions in the Black-Scholes option pricing model:

Expected volatility	84.1%
Risk-free interest rate	4.0%
Expected term (in years)	7
Expected dividend yield	—%

The fair value of the ELOC Warrants was estimated using the following assumptions in the Black-Scholes option pricing model:

Expected volatility	85.1%
Risk-free interest rate	4.0%
Expected term (in years)	5
Expected dividend yield	—%